Fair Value Of Above/Below Acquired Time Charters and Gain/Loss on Time Charter Agreement Termination (Tables)	6 Months Ended
Jun. 30, 2012
Fair Value Of Above Below Market Acquired Time Charters And Gain Loss On Time Charter Agreement Termination (Abstract)
Schedule of amortization expense of the above market acquired time charter
Years	Amount
June 30, 2013	$6,352
June 30, 2014	6,352
June 30, 2015	3,525
June 30, 2016	1,303
Total	$17,532